Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Common Stock Subject To Possible Redemption
Gross proceeds			$ 276,000,000	$ 276,000,000
Proceeds allocated to public warrants				(12,834,000)
Common stock issuance cost				(15,660,526)
Accretion of carrying value to redemption value			$ 32,634,526	32,634,526
Common Stock subject to possible redemption		$ 280,295,230		$ 280,140,000
Accretion - increase in redemption value of common stock subject to redemption	$ 155,230	$ 155,230